INVENTORY	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
INVENTORY

6.	INVENTORY

As at	September 30, 2026	December 31, 2025
Finished goods	$8,132,091	$2,233,225
Work in process	161,403	107,287
Raw materials	4,107,651	1,562,627
	$12,401,145	$3,903,139

During the three and nine months ended September 30, 2026, $1,570,093 (2025 — $1,363,053) and $5,280,278 (2025 — $3,844,309) of inventory was recognized in cost of sales respectively including an allowance to value its inventory for obsolete and slow-moving inventory of $366,609 (2025 — $43,337) and $516,112 (2025 — $15,091) respectively.

Cost of sales consist of the following:

	For the three months ended		For the nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Inventory	$1,570,093	$1,363,053	$5,280,278	$3,844,309
Consulting and services	275,772	259,676	427,366	464,612
Other	73,603	112,317	307,504	274,416
	$1,919,468	$1,735,046	$6,015,148	$4,583,337